Trade accounts receivables (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of composition of trade accounts receivables

	2023	2022
Trade accounts receivables	147,619	227,265
Related parties - note 20	852	801
Impairment of trade accounts receivables	(6,561)	(4,326)
	141,910	223,740

Schedule of changes in impairment of trade accounts receivables

	2023	2022
Balance at the beginning of the year	(4,326)	(3,465)
Additions	(4,101)	(1,793)
Reversals	2,023	1,005
Foreign exchange (losses)	(157)	(73)
Balance at the end of the year	(6,561)	(4,326)

Schedule of analysis of trade accounts receivables by currency

	2023	2022
USD	122,025	204,608
BRL	19,435	18,740
Other	450	392
	141,910	223,740

Schedule of aging of trade accounts receivables

	2023	2022
Current	125,625	212,814
Up to 3 months past due	18,529	10,495
From 3 to 6 months past due	1,405	2,181
Over 6 months past due	2,912	2,576
	148,471	228,066
Impairment of trade accounts receivables	(6,561)	(4,326)
	141,910	223,740